Annual Total Returns- PIMCO High Yield Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO High Yield Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.24%	14.18%	5.63%	3.23%	(1.74%)	12.34%	6.50%	(2.75%)	14.61%	5.64%